INCOME TAXES - Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Statutory U.S. federal income tax rate	21.00%	21.00%	21.00%
State income tax, net of federal effect	1.40%	0.90%	1.00%
Differences in rates and taxability of foreign subsidiaries and joint ventures	3.90%	(2.60%)	(1.20%)
Research tax credits	(1.30%)	(0.60%)	(1.10%)
Foreign derived intangible income	(1.70%)	(1.30%)	(1.20%)
Valuation allowance		(0.40%)	0.70%
Uncertain tax positions	0.10%	2.50%	1.60%
Other, net	0.90%	0.10%	0.70%
Effective tax rate	24.30%	19.60%	21.50%